SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Schedule of stock options activity

			Weighted
			average		Weighted
		Weighted-	remaining	Aggregate	average fair
	Number of	average	contractual	intrinsic	value of
	shares	exercise price	term	value	options
		US$		000’US$	US$
Outstanding as of January 1, 2016	20,755,390	0.13	8.26	29,341.64	0.57

Granted	11,618,090	1.01	—	—	1.31
Forfeited	(800,520)	0.40	—	—	0.55

Outstanding as of December 31, 2016	31,572,960	0.45	8.02	57,467.59	0.85
Granted	12,819,330	2.13	—	—	1.72
Forfeited	(3,146,130)	1.31	—	—	1.06

Outstanding as of December 31, 2017	41,246,160	0.90	7.53	147,427.66	1.10

Granted	25,224,000	2.90	—	—	3.32
Forfeited	(2,822,511)	2.39	—	—	2.32
Exercised	(8,452,649)	0.20	—	—	1.23

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Schedule of options granted to Grantees were measured at fair value on the dates of grant

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
Expected volatility	45%-53%	43%-51%	42%-47%
Risk-free interest rate (per annum)	2.08%-2.40%	2.08%-2.32%	2.49%~2.69%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%
Contractual term (in years)	10	10	10

Summary of restricted shares activity

	Number of	Weighted average
	shares	grant date fair value
		US$
Unvested as of December 31, 2017	—	—

Granted	160,190	1.95
Vested	(26,856)	0.39

Unvested as of December 31, 2018	133,334	2.26